MERITZ INVESTMENT (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Sep. 05, 2025	Aug. 27, 2025	Aug. 04, 2025	Jul. 31, 2025	Mar. 28, 2025	Oct. 15, 2024	May 23, 2024	Feb. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025	Feb. 26, 2024	Dec. 31, 2023
PIPE Investments
Fair value									$ 0	$ 315,796
Cash receipt									326,891	189,630
Cash and cash equivalents									$ 73,431	$ 103,072			$ 418,941
Mertiz investment
PIPE Investments
Share price					$ 14
Remaining ordinary shares					32,500,000
SBA Deposit					$ 150,938
Remaining repurchase price					$ 48,109
Transferable ADs					12,689,058
Number of shares									17,500,000
Offset receivable											$ 74,469
Remaining repurchase price				$ 50,090
Annualized interest rate					12.50%
Mertiz investment | ADR
PIPE Investments
Share price					$ 14
Number of shares		32,500,000			17,500,000
Authorized amount		$ 387,366
Stock repurchased	50,000,000		17,500,000
Additional depositary fee		1,000
Mertiz investment | Minimum
PIPE Investments
Cash and cash equivalents					$ 175,000
US treasury securities
PIPE Investments
Amount withdrew		326,891					$ 189,613
Cash receipt		$ 326,891					$ 189,630
Meritz Subscription Agreement
PIPE Investments
Interests						7,000,000
Number of shares issued								50,000,000
Value of shares issued								$ 500,000
Cumulated accrued, default interest					$ 22,261
Meritz Subscription Agreement | U.S. treasury bonds
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account								325,000
Meritz Subscription Agreement | U.S. treasury bills
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account								$ 312,616
Meritz Subscription Agreement | US treasury securities
PIPE Investments
Amount of aggregate principal amount to be deposited												$ 189,613
Fair value												$ 187,384